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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:     ShareInVest Research L.P.
Address:  c/o The Millburn Corporation
          1270 Avenue of the Americas
          New York, New York 10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York      May 10, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $93,237
                                         (thousands)

List of Other Included Managers:         None



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                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
      --------              --------      --------   --------        --------       --------    --------          --------
                                                      VALUE     SHRS OR SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED     NONE
   --------------        --------------     -----    --------   ----------------   ----------   --------   -----------------------
AMERICAN AXLE & MFG
  HLDGS INC                    COM        024061103    2,700    291,900  SH           Sole        N/A      291,900
AMERICAN EAGLE
  OUTFITTERS NEW               COM        02553E106    7,798    271,250  SH           Sole        N/A      271,250
BEST BUY INC                   COM        086516101      726     20,200  SH           Sole        N/A       20,200
BOYDS COLLECTION LTD           COM        103354106    1,462    153,900  SH           Sole        N/A      153,900
C H ROBINSON
  WORLDWIDE INC                COM        12541W100        5        200  SH           Sole        N/A          200
CIRCUIT CITY STORE INC   CRCT CITY GRP    172737108    1,439    135,800  SH           Sole        N/A      135,800
ETHAN ALLEN INTERIORS
  INC                          COM        297602104    1,782     52,750  SH           Sole        N/A       52,750
FEDEX CORP                     COM        31428X106    1,250     30,000  SH           Sole        N/A       30,000
GOOD GUYS INC                  COM        382091106    1,975    400,000  SH           Sole        N/A      400,000
HEARTLAND EXPRESS INC          COM        422347104      437     17,325  SH           Sole        N/A       17,325
KNIGHT TRANSN INC              COM        499064103    2,279     93,500  SH           Sole        N/A       93,500
KOHLS CORP                     COM        500255104   16,360    265,200  SH           Sole        N/A      265,200
LOWES COS INC                  COM        548661107    2,455     42,000  SH           Sole        N/A       42,000
MAXIM INTEGRATED
  PRODS INC                    COM        57772K101    4,712    113,300  SH           Sole        N/A      113,300
MAZEL STORES INC               COM        578792103      267    106,800  SH           Sole        N/A      106,800
MEDTRONIC INC                  COM        585055106    5,009    109,500  SH           Sole        N/A      109,500
NEXTEL COMMUNICATIONS
  INC                          CL A       65332V103    1,977    137,500  SH           Sole        N/A      137,500


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OUTBACK STEAKHOUSE
  INC                          COM        689899102    2,556    100,400  SH           Sole        N/A      100,400
PINNACLE HLDGS INC             COM        72346N101      884    100,000  SH           Sole        N/A      100,000
PROFESSIONAL STAFF
  PLC                    SPONSORED ADR    74315R105      817    171,900  SH           Sole        N/A      171,900
RARE HOSPITALITY INTL
  INC                          COM        753820109    5,589    224,700  SH           Sole        N/A      224,700
RYANAIR HLDGS PLC        SPONSORED ADR    783513104    2,973     66,800  SH           Sole        N/A       66,800
SCIENTIFIC ATLANTA INC         COM        808655104    1,664     40,000  SH           Sole        N/A       40,000
SHAW GROUP INC                 COM        820280105    4,204     90,000  SH           Sole        N/A       90,000
SKYWEST INC                    COM        830879102    1,253     53,900  SH           Sole        N/A       53,900
SOUTHWEST AIRLS CO             COM        844741108    1,464     82,500  SH           Sole        N/A       82,500
STAPLES INC                    COM        855030102    6,716    451,497  SH           Sole        N/A      451,497
SUBURBAN LODGES AMER
  INC                          COM        864444104      988    179,600  SH           Sole        N/A      179,600
SUPERTEX INC                   COM        868532102      552     43,700  SH           Sole        N/A       43,700
TARGET CORP                    COM        87612E106    2,259     62,600  SH           Sole        N/A       62,600
TUESDAY MORNING CORP           COM        899035505      488     50,000  SH           Sole        N/A       50,000
TWEETER HOME ENTMT
  GROUP INC                    COM        901167106    8,197    421,700  SH           Sole        N/A      421,700

              TOTAL                                              93,237
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